UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-227784-05

Central Index Key Number of Issuing entity:  0001793856

UBS Commercial Mortgage Trust 2019-C18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227784

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001788190

Rialto Real Estate Fund IV - Debt, LP
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of Sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Dated : August 28, 2026

/s/ Andrew Lisa
Andrew Lisa, Executive Director

Dated : August 28, 2026

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document